Note 10 - Stockholders' Deficit (Details Textual) - USD ($) $ / shares in Units, $ in Thousands									12 Months Ended
	Nov. 01, 2024	Sep. 27, 2024	Jun. 21, 2024	Mar. 28, 2024	Jul. 18, 2023	Jun. 02, 2023	May 24, 2023	Apr. 02, 2023	Dec. 31, 2023	Dec. 31, 2024	Oct. 23, 2022	Jul. 02, 2021	Oct. 15, 2020
Preferred Stock, Shares Authorized (in shares)									60,000,000	60,000,000
Preferred Stock, Shares Issued (in shares)									14,000	36,835
Common Stock, Par or Stated Value Per Share (in dollars per share)									$ 0.001	$ 0.001
Preferred Stock, Shares Outstanding (in shares)									14,000	36,835
Standby Equity Purchase Agreement [Member]
Stock Issued During Period, Shares, New Issues (in shares)						100,000	97,000
Stock Purchase Agreement, Value of Shares Authorized for Issuance											$ 8,000
Shares Issued, Price Per Share (in dollars per share)						$ 2.82	$ 3.89
Stock Issued During Period, Value, New Issues						$ 282	$ 377		$ 659
Class of Warrant or Right, October 14, 2025 Expiration [Member]
Warrants and Rights Outstanding, Term (Year)													5 years
Class of Warrant or Right, Number of Securities Called by Warrants or Rights (in shares)													2,083
Class of Warrant or Right, Exercise Price of Warrants or Rights (in dollars per share)													$ 450
Class of Warrant or Right, July 1, 2026 Expiration [Member]
Class of Warrant or Right, Number of Securities Called by Warrants or Rights (in shares)												13,333
Class of Warrant or Right, Exercise Price of Warrants or Rights (in dollars per share)												$ 187.5
Series A-1 Preferred Stock [Member]
Preferred Stock, Shares Authorized (in shares)									24,000,000	24,000,000
Series B Preferred Stock [Member]
Preferred Stock, Shares Authorized (in shares)									16,500,000	16,500,000
Preferred Stock, Shares Issued (in shares)									0	0
Preferred Stock, Shares Outstanding (in shares)									0	0
Series C Convertible Voting Preferred Stock [Member]
Preferred Stock, Shares Authorized (in shares)									14,000	0
Stock Issued During Period, Shares, New Issues (in shares)					6,000			8,000
Preferred Stock, Convertible, Conversion Price (in dollars per share)										$ 6.5
Preferred Stock, Dividend Rate, Percentage									25.00%
Series D Convertible Voting Preferred Stock [Member]
Preferred Stock, Shares Authorized (in shares)									0	20,000
Stock Issued During Period, Shares, New Issues (in shares)			8,837.58	8,000
Preferred Stock, Convertible, Conversion Price (in dollars per share)										$ 2.5
Series E Convertible Preferred Stock [Member]
Preferred Stock, Shares Authorized (in shares)									0	6,000
Stock Issued During Period, Shares, New Issues (in shares)	3,000	2,997
Price of Convertible Preferred Stock to Common Stock, Percentage										80.00%
Series C & D Preferred Stock [Member] | Kiromic BioPharma Inc [Member]
Subsidiary, Ownership Percentage, Noncontrolling Owner										19.99%